RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14. RELATED PARTY TRANSACTIONS

On December 31, 2008, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich for nominal consideration. The Company believes that the terms of the warrant are not less favorable than could have been obtained from an unaffiliated third party.  On January 5, 2010, Taglich exercised this warrant and were issued 137,138 shares of Series B Preferred. See Note 9 Stockholders’ Equity.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and will pay Taglich a commission of $44,500.  See Note 8 Notes Payable and Capital Lease Obligation.  In addition, the Company granted Taglich the right to designate a total of three nominees for election to the Board of Directors.